6. Embedded Debt Conversion Features and Other Equity-linked Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Assumptions used for determining fair value of derivative liabilities
	As of December 31, 2015
	Face Value of Note	Intrinsic Value of Fixed Conversion Element	Unamortized Discount	Net Balance
JMJ Financial: 12% Convertible note due August 24, 2017	$27,500	$20,833	$(17,804)	$30,529

Auctus Fund, LLC; 8% Convertible note due May 28, 2016	56,250	46,023	(27,766)	74,507

LG Capital Funding, LLC; 8% Convertible note due August 21, 2016	27,000	22,091	(15,594)	33,497

St George Investment, LLC; 8% Convertible note due September 9, 2016	32,000	26,182	(19,737)	38,445

Carebourn Capital, LP; 12% Convertible note due July 5, 2016	87,500	87,500	(65,846)	109,154

LG Capital Funding, LLC; 8% Convertible note due October 9, 2016	78,750	78,750	(65,427)	92,073

Total Convertible Notes	$309,000	$281,379	$(212,174)	$378,205

Fair value of derivative liabilities
	Fair value measurements
	December 31,	Quoted price in active markets for unobservable identical assets	Significant other inputs	Significant observable inputs
	2015	(Level 1)	(Level 2)	(Level 3)
Derivative liability	$664,426	$–	$–	$664,426

Changes in fair value of Level 3 liabilities
	December 31, 2015	December 31, 2014
Beginning Balance	$–	$–
Aggregate fair value of derivative issued	148,755	–
Liability reclassification for other equity linked instruments	493,161	–
Change in fair value of derivative included in results of operations (gain) loss	22,510	–

Ending Balance	$664,426	$–